Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2021
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2021
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	245,516,611	64,066,348	196,498	—	195,683	—	309,975,140
Other current financial assets	—	1,964,183	2,077,232	—	—	—	—	4,041,415
Other current non-financial assets	4,368,548	38,910,048	16,741,321	5,593,825	—	1,212,255	—	66,825,997
Trade and other current receivables	1,913,471	673,441,405	12,501,931	328,320	—	—	—	688,185,127
Current accounts receivable from related parties	—	5,923,226	25,269,387	25,247,475	—	—	—	56,440,088
Inventories	135,552	20,464,746	8,745,117	1,876,620	—	25,675	—	31,247,710
Current tax assets	—	108,728,114	2,808,902	—	—	—	—	111,537,016
TOTAL CURRENT ASSETS	6,417,571	1,094,948,333	132,210,238	33,242,738	—	1,433,613	—	1,268,252,493

NON-CURRENT ASSETS
Other non-current financial assets	16,863,692	21,588,925	926,448	—	—	—	—	39,379,065
Other non-current non-financial assets	62,133	89,522,912	31,603	—	—	—	—	89,616,648
Trade and other non-current receivables	7,415,493	507,930,913	439,122	—	—	812	—	515,786,340
Non-current accounts receivable from related parties	—	—	6,348,001	—	—	—	—	6,348,001
Investments accounted for using the equity method	—	1,277	9,535,521	—	—	387,135	—	9,923,933
Intangible assets other than goodwill	—	116,823,399	74,306,735	—	—	91,421	—	191,221,555
Goodwill	—	887,257,655	33,820,543	—	—	—	—	921,078,198
Property, plant and equipment	—	3,303,144,446	2,792,960,024	—	—	14,584,291	—	6,110,688,761
Investment property	—	7,539,005	—	—	—	—	—	7,539,005
Right-of-use asset	84,224,468	19,550,176	49,521,196	7,493,021	—	—	—	160,788,861
Deferred tax assets	—	168,154,950	11,545,786	—	—	—	—	179,700,736
TOTAL NON CURRENT ASSETS	108,565,786	5,121,513,658	2,979,434,979	7,493,021	—	15,063,659	—	8,232,071,103
TOTAL ASSETS	114,983,357	6,216,461,991	3,111,645,217	40,735,759	—	16,497,272	—	9,500,323,596

	12-31-2020
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	300,357,149	27,617,370	83,819	—	3,977,675	—	332,036,013
Other current financial assets	707,749	2,614,678	29,977	—	—	—	—	3,352,404
Other current non-financial assets	1,117,707	15,358,682	2,189,622	293,128	—	842,434	—	19,801,573
Trade and other current receivables	1,663,044	544,736,403	7,713,459	773,733	—	—	—	554,886,639
Current accounts receivable from related parties	—	3,106,532	29,404,983	25,464,610	—	—	—	57,976,125
Inventories	48,280	17,978,682	4,042,276	1,234,785	—	6,006	—	23,310,029
Current tax assets	—	35,025,069	—	—	—	13,344	—	35,038,413
TOTAL CURRENT ASSETS	3,536,780	919,177,195	70,997,687	27,850,075	—	4,839,459	—	1,026,401,196

NON-CURRENT ASSETS
Other non-current financial assets	—	18,745,200	1,373,356	541,894	—	—	—	20,660,450
Other non-current non-financial assets	58,216	65,728,999	—	—	—	—	—	65,787,215
Trade and other non-current receivables	8,745,386	77,106,644	359,154,278	—	—	10,258	—	445,016,566
Non-current accounts receivable from related parties	—	—	48,358,915	—	—	—	—	48,358,915
Investments accounted for using the equity method	—	7,451,193	5,171,047	—	—	370,563	—	12,992,803
Intangible assets other than goodwill	—	115,140,459	49,736,710	—	—	237,352	—	165,114,521
Goodwill	—	887,257,655	28,447,714	—	—	—	—	915,705,369
Property, plant and equipment	1,045,376,735	3,102,444,105	871,743,874	—	—	13,931,758	—	5,033,496,472
Investment property	—	7,421,940	—	—	—	—	—	7,421,940
Right-of-use asset	19,262,028	27,760,561	1,634,255	6,845,348	—	—	—	55,502,192
Deferred tax assets	—	98,353,360	9,660,585	—	—	—	—	108,013,945
TOTAL NON CURRENT ASSETS	1,073,442,365	4,407,410,116	1,375,280,734	7,387,242	—	14,549,931	—	6,878,070,388
TOTAL ASSETS	1,076,979,145	5,326,587,311	1,446,278,421	35,237,317	—	19,389,390	—	7,904,471,584

	12-31-2021
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	35,691,780	3	52,648,107	—	—	—	88,339,890
Current lease liability	5,891,047	81,203	3,654,887	1,477,881	—	—	11,105,018
Trade and other current payables	11,595,068	686,640,406	271,863,500	7,550,846	—	674,667	978,324,487
Current accounts payable to related parties	—	20,240,202	808,325,434	176,027,245	5,077	—	1,004,597,958
Other current provisions	—	19,341,067	186,526	—	—	228,724	19,756,317
Current tax liabilities	—	10,686,838	2,461,869	—	—	—	13,148,707
Other current non-financial liabilities	—	12,453,608	691,075	3,885,531	—	23,626	17,053,840
TOTAL CURRENT LIABILITIES	53,177,895	749,443,327	1,139,831,398	188,941,503	5,077	927,017	2,132,326,217

NON-CURRENT LIABILITIES
Other non-current financial liabilities	232,572,049	—	1,709,302,329	—	—	—	1,941,874,378
Non-current lease liability	133,208,951	37,922	8,080,578	7,229,608	—	—	148,557,059
Trade and other non-current payables	—	27,661	179,369,751	—	—	—	179,397,412
Non-current accounts receivable to related parties	—	—	1,300,059,097	—	—	—	1,300,059,097
Other long-term provisions	—	177,253,679	16,859,035	—	—	—	194,112,714
Deferred tax liabilities	—	58,397,322	139,019,628	—	—	—	197,416,950
Non-current provisions for employee benefits	—	58,091,481	860,105	—	—	—	58,951,586
Other non-current non-financial liabilities	—	1,135,285	—	—	—	—	1,135,285
TOTAL NON-CURRENT LIABILITIES	365,781,000	294,943,350	3,353,550,523	7,229,608	—	—	4,021,504,481
TOTAL LIABILITIES	418,958,895	1,044,386,677	4,493,381,921	196,171,111	5,077	927,017	6,153,830,698

	12-31-2020
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	33,601,292	4	123,897,845	—	—	—	157,499,141
Current lease liability	3,129,937	65,504	2,841,336	970,934	—	—	7,007,711
Trade and other current payables	16,207,046	363,193,954	242,153,349	6,133,452	—	270,221	627,958,022
Current accounts payable to related parties	—	3,105,229	21,185,153	105,759,004	4,576	—	130,053,962
Other current provisions	—	3,194,786	—	—	—	240,018	3,434,804
Current tax liabilities	—	69,682,409	2,677,535	—	—	—	72,359,944
Other current non-financial liabilities	—	43,065,405	542,959	3,532,025	—	26,192	47,166,581
TOTAL CURRENT LIABILITIES	52,938,275	482,307,291	393,298,177	116,395,415	4,576	536,431	1,045,480,165

NON-CURRENT LIABILITIES
Other non-current financial liabilities	249,693,690	—	1,233,895,436	—	—	—	1,483,589,126
Non-current lease liability	28,337,700	56,084	9,461,026	7,002,997	—	—	44,857,807
Trade and other non-current payables	—	27,661	117,182,398	—	—	—	117,210,059
Non-current accounts receivable to related parties	—	—	1,164,044,462	—	—	—	1,164,044,462
Other long-term provisions	—	192,728,322	17,513,349	—	—	—	210,241,671
Deferred tax liabilities	—	69,239,139	98,818,423	—	—	—	168,057,562
Non-current provisions for employee benefits	—	74,814,799	723,466	—	—	—	75,538,265
Other non-current non-financial liabilities	—	1,177,968	—	—	—	—	1,177,968
TOTAL NON-CURRENT LIABILITIES	278,031,390	338,043,973	2,641,638,560	7,002,997	—	—	3,264,716,920
TOTAL LIABILITIES	330,969,665	820,351,264	3,034,936,737	123,398,412	4,576	536,431	4,310,197,085